Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 16,257,933	$ 2,491,637	¥ 7,824,904	¥ 4,951,171
Vehicle sales
Disaggregation of Revenue [Line Items]
Total revenues	15,182,522	2,326,823	7,367,113	4,852,470
Other sales
Disaggregation of Revenue [Line Items]
Total revenues	1,075,411	$ 164,814	457,791	98,701
Sales of Charging pile
Disaggregation of Revenue [Line Items]
Total revenues	229,781		127,632	82,184
Sales of Packages
Disaggregation of Revenue [Line Items]
Total revenues	244,072		111,448	10,220
Others
Disaggregation of Revenue [Line Items]
Total revenues	¥ 601,558		¥ 218,711	¥ 6,297